INCOME TAX - Components Of (Loss)/Income Before Income Tax (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Components of (Loss)/Income Before Income Tax
Income from Chinese mainland operations	¥ 1,616,998		¥ 809,506	¥ 125,529
(Loss)/Income from non-Chinese mainland operations	215,662		412,283	(8,533)
Income before income tax expenses	¥ 1,832,660	$ 251,072	¥ 1,221,789	¥ 116,996